Fair Value Measurements - Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments (Details) - Level 3
$ in Thousands
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Payment dependent notes receivable noncurrent	$ 13,453	$ 13,735
Payment dependent notes receivable current		38,124
Payment-dependent notes payable, noncurrent	$ 13,453	13,735
Payment dependent notes payable current		$ 38,124
Payment dependent notes payable current measurement input range		5
Measurement Input, Discount for Lack of Marketability [Member]
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Payment dependent notes receivable current measurement input range		5